ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2024	2025
	US$’000	US$’000
Accounts receivable	7,842	11,051
Allowance for credit loss	(150)	(362)
Accounts receivable, net	7,692	10,689

The movements in the allowance for credit losses for the years ended December 31, 2024 and 2025 were as follows:

	December 31,
	2024	2025
	US$’000	US$’000
Balance at beginning of the year	500	150
Addition	132	280
Reversal	(482)	(68)
Balance at end of the year	150	362

The addition and reversal for credit losses on accounts receivable for the year ended December 31, 2023 amounted to US$499,688 and US$nil, respectively.

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for credit loss, based on the invoice date is as follows:

	December 31,
	2024	2025
	US$’000	US$’000
Within 30 days	4,693	3,673
Between 31 and 60 days	1,672	3,481
Between 61 and 90 days	690	1,267
More than 90 days	637	2,268
	7,692	10,689